EARNINGS PER SHARE (Details 1) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Diluted net loss per share	$ 0.06	$ (0.07)	$ (0.18)	$ (0.23)
Convertible Debt [Member]
Diluted net loss per share					$ 622,142
Warrant [Member]
Diluted net loss per share					38,824
Options [Member]
Diluted net loss per share					$ 16,240	$ 80,741